Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2014
Prospectus Date	rr_ProspectusDate	Apr. 25, 2014
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principle Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $1.5 billion to $114.1 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Communications Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Telecommunications Index with the MSCI USA IMI Telecommunication Services 25/50 Index as the Fund’s primary benchmark.

JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
JNL/Mellon Capital COMMUNICATIONS SECTOR FUND | JNL/Mellon Capital COMMUNICATIONS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Expense Example,” please delete the tables following the first paragraph in their entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principle Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Consumer Discretionary Index.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Consumer Discretionary Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Consumer Discretionary Index was $43.6 million to $132.5 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Consumer Discretionary Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Consumer Discretionary Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Consumer Brands Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Consumer Services Index with the MSCI USA IMI Consumer Discretionary Index as the Fund’s primary benchmark.

JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND | JNL/Mellon Capital CONSUMER BRANDS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
JNL/Mellon Capital FINANCIAL SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Expense Example,” please delete the tables following the first paragraph in its entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principle Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Financials Index.  Indexing offers a cost-effective investment approach.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Financials Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Financials Index was $134.2 million to $248.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Financials Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Financials Index.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Financials Index with the MSCI USA IMI Financials Index as the Fund’s primary benchmark.

JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
JNL/Mellon Capital FINANCIAL SECTOR FUND | JNL/Mellon Capital FINANCIAL SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
JNL/Mellon Capital HEALTHCARE SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Health Care Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Health Care Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Health Care Index was $82.2 million to $285.8 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Health Care Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Health Care Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Healthcare Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Health Care Index with the MSCI USA IMI Health Care Index as the Fund’s primary benchmark.

JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
JNL/Mellon Capital HEALTHCARE SECTOR FUND | JNL/Mellon Capital HEALTHCARE SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
JNL/Mellon Capital OIL & GAS SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Energy Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Energy Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Energy Index was $102.22 million to $447.4 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Energy Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Energy Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Oil & Gas Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Oil & Gas Index with the MSCI USA IMI Energy Index as the Fund’s primary benchmark.

JNL/Mellon Capital OIL & GAS SECTOR FUND | JNL/Mellon Capital OIL & GAS SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
JNL/Mellon Capital OIL & GAS SECTOR FUND | JNL/Mellon Capital OIL & GAS SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
JNL/Mellon Capital TECHNOLOGY SECTOR FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expenses,” please delete the tables entitled “Annual Fund Operating Expenses,” in their entirety and replace them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Expense Example,” please delete the tables following the paragraph in their entirety and replace them with the following:

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Investment Strategies,” please delete the section in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Information Technology Index. Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Information Technology Index, but also may reduce some of the risk of active management, such as poor security selection.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Information Technology Index was $50.16 million to $530.9 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Information Technology Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Information Technology Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Principal Risks of Investing in the Fund,” please add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Technology Sector Fund under “Performance” please add the following as the last paragraph:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones U.S. Technology Index with the MSCI USA IMI Information Technology Index as the Fund’s primary benchmark.

JNL/Mellon Capital TECHNOLOGY SECTOR FUND | JNL/Mellon Capital TECHNOLOGY SECTOR FUND (A)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
JNL/Mellon Capital TECHNOLOGY SECTOR FUND | JNL/Mellon Capital TECHNOLOGY SECTOR FUND (B)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 567

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and have been restated to reflect current fees.